Loss Per Share - Summary of Computation of Basic and Dilutive Net Loss Per Share (Detail) - USD ($) $ / shares in Units, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Earnings per share [abstract]
Net loss for the year	$ (75,722)	$ (90,813)	$ (188,030)	$ (140,287)
Weighted-average ordinary shares outstanding – Basic and Diluted			803,901	800,484
Net loss per ordinary share – Basic and Diluted	$ (0.09)	$ (0.11)	$ (0.23)	$ (0.18)